Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Consolidated net income / (loss) for the period	€ (93,528)	€ (73,782)		€ (45,477)
Adjustments for:
Income tax expense	(552)	(24)		1,791
Depreciation, amortization and impairment	11,622	7,989		4,518
Loss from disposals of non-current assets	630	109		20
Net finance (income) and costs	15,124	2,545		2,148
Equity-settled share-based payments	3,972	6,133		1,942
Share of profit of equity-accounted investees, net of tax	355	45		0
Net foreign exchange (gain)/loss	(562)	(2,574)		(826)
Inventories	(9,379)	(4,958)		(3,167)
Trade receivables	732	(1,120)		572
Other financial and non-financial assets	(3,744)	(87)		(4,209)
Provisions	296	(296)		14
Trade and other payables	5,908	2,235		2,320
Contract liabilities	39,760	15,144	[1]	(1,013)
Other financial liabilities	336	(22)		0
Other non-financial liabilities	46	(1,552)	[1]	1,941
Net cash used in operating activities	(28,984)	(50,215)		(39,426)
Cash flows from investing activities
Acquisition of intangible assets	(70)	(1,120)		(3,346)
Acquisition of property, plant and equipment	(4,851)	(10,179)		(7,612)
Acquisition of equity-accounted investees	0	(400)		0
Interest received	333	0		0
Net cash used in investing activities	(4,588)	(11,699)		(10,958)
Cash flows from financing activities
Proceeds from issue of share capital	12,769	11,201		66,542
Share issue costs	(1,420)	(262)		(8,303)
Proceeds from loans and borrowings	67,723	13,529		7,500
Transaction costs related to loans and borrowings	(5,796)	(450)		(450)
Repayments of loans and borrowings	(13,185)	(96)		(7,500)
Payments of lease liabilities	(2,264)	(1,713)		(1,056)
Interest expenses paid	(10,740)	(241)		(1,931)
Net cash from financing activities	47,087	21,968		54,802
Net increase/decrease in cash and cash equivalents	13,515	(39,946)		4,418
Cash and cash equivalents at January 1	10,238	48,143		43,198
Effects of movements in exchange rates on cash and cash equivalents	205	2,041		527
Cash and cash equivalents at December 31	€ 23,958	€ 10,238		€ 48,143

[1]	(1) Adjusted as per Note 29.